================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment: [ ]; Amendment Number: _____________
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Apollo Management Holdings, L.P.
Address: 9 West 57th Street
         New York, New York 10019

Form 13F File Number: 28-13438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Cindy Michel
Title:  Vice President
Phone:  212-515-3200

Signature, Place, and Date of Signing

APOLLO MANAGEMENT HOLDINGS, L.P.
By: Apollo Management Holdings GP, LLC
    its General Partner

   /s/ Cindy Michel         New York, New York           February 14, 2013
---------------------   -------------------------   --------------------------
     [Signature]              [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

             13F File Number         Name
          28-
             ---------------         ---------------
[Repeat as necessary]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

================================================================================

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           28

Form 13F Information Table Value Total:   14,963,198

                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE," and omit the column headings and list entries.]

    No.      Form 13F File Number          Name

    1      28-13441                     Apollo Capital Management, L.P.
    2      28-13439                     Apollo Management, L.P.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

          COLUMN 1           COLUMN 2  COLUMN 3   COLUMN 4               COLUMN 5            COLUMN 6 COLUMN 7        COLUMN 8
--------------------------- ---------- --------- ----------  ----------------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                                                                                               ---------------------
                             TITLE OF               VALUE      SHRS OR     SH/      PUT/   INVESTMENT  OTHER
NAME OF ISSUER                CLASS      CUSIP    (X$1000)     PRN AMT     PRN      CALL   DISCRETION MANAGER  SOLE   SHARED    NONE
--------------------------- ---------- --------- ----------  ----------- -------- -------- ---------- -------- ---- ----------- ----
Accuride Corp/Old           COM NEW    00439T206      9,309    2,900,000 SH                DEFINED           1    0   2,900,000    0
American Equity Investment
  Life HL                   COM        025676206     31,481    2,578,289 SH                DEFINED           1    0   2,578,289    0
Apollo Commercial Real
  Estate Finance Inc.       COM        03762U105     28,264    1,699,595 SH                DEFINED           1    0   1,699,595    0
Berry Plastics Group Inc.   COM        08579W103  1,056,303   65,690,472 SH                DEFINED           2    0  65,690,472    0
Caesars Entertainment Corp. COM        127686103    183,347   26,495,302 SH                DEFINED           2    0  26,495,302    0
Charter Communications Inc. CL A NEW   16117M305  1,772,252   23,245,698 SH                DEFINED           2    0  23,245,698    0
Charter Communications Inc. CL A NEW   16117M305     54,550      715,510 SH                DEFINED           1    0     715,510    0
Core Mark Holding Co Inc.   COM        218681104     23,654      499,562 SH                DEFINED           2    0     499,562    0
Fairpoint Communications
  Inc.                      COM NEW    305560302        113       14,251 SH                DEFINED           1    0      14,251    0
FelCor Lodging Trust Inc.   COM        31430F101     18,535    3,969,000 SH                DEFINED           1    0   3,969,000    0
Fortress Investment Group
  LLC.                      CL A       34958B106      6,029    1,373,308 SH                DEFINED           1    0   1,373,308    0
Genworth Financial Inc.     COM CL A   37247D106        563       75,000 SH                DEFINED           1    0      75,000    0
Genworth Financial Inc.     COM CL A   37247D106      1,690      225,000 SH       CALL     DEFINED           1    0     225,000    0
KKR Financial Holdings LLC. COM        48248A306      2,112      200,000 SH                DEFINED           1    0     200,000    0
LyondellBasell Industries
  NV                        SHS - A -  N53745100  6,166,605  108,015,506 SH                DEFINED       1 & 2    0 108,015,506    0
LyondellBasell Industries
   NV                       SHS - A -  N53745100    267,171    4,679,820 SH                DEFINED           1    0   4,679,820    0
Magnachip Semiconductor
  Corp.                     COM        55933J203     23,112    1,451,742 SH                DEFINED           1    0   1,451,742    0
Metals USA Holdings Corp.   COM        59132A104    345,054   19,728,650 SH                DEFINED           2    0  19,728,650    0
Nokia Corp.                 COM        654902204      1,975      500,000 SH       PUT      DEFINED           2    0     500,000    0
Noranda Aluminum Holdings
  Corp.                     COM        65542W107    200,652   32,840,000 SH                DEFINED           2    0  32,840,000    0
Qaulity Distribution        COM        74756M102     27,667    4,611,194 SH                DEFINED           2    0   4,611,194    0
Realogy Hldgs Corp.         COM        75605Y106  2,765,161   65,899,919 SH                DEFINED           2    0  65,899,919    0
RELM Wireless Corp.         COM        759525108        317      188,971 SH                DEFINED           1    0     188,971
Rexnord Corp.               COM        76169B102  1,332,401   62,554,045 SH                DEFINED           2    0  62,554,045    0
SPDR S&P 500 ETF Trust      TR UNIT    78462F103    589,914    4,103,500 SH       PUT      DEFINED           1    0   4,103,500    0
Verso Paper Corp.           COM        92531L108     34,524   32,265,502 SH                DEFINED           2    0  32,265,502    0
                            NOTE
Walter Invt Mgmt Corp.      4.500%11/0 93317W102     23,253   22,150,000 PRN               DEFINED           1    0  22,150,000    0
Xerium Technologies Inc.    COM NEW    98416J118        190       62,311 SH                DEFINED           1    0      62,311    0